SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Total fixed assets, net	$ 45,506	$ 49,028	$ 44,569	$ 22,145
Less depreciation and amortization	(4,421)	(2,747)	(964)	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, net	$ 15,017	$ 15,017	15,017	0
Useful lives	7 years	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, net	$ 8,782	$ 5,631	4,871	0
Useful lives	5 years	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, net		$ 5,000		0
Useful lives		5 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, net	$ 26,128	$ 26,127	$ 25,645	$ 22,145
Useful lives	3 years	3 years